EMPLOYEE BENEFIT PLANS (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EMPLOYEE BENEFIT PLANS [Abstract]
Schedule of Employer Contributions to Plans
Contributions to the plans were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Defined benefit plans	$1	$2	$29	$29
Defined contribution plans	$23	$22	$78	$71
Multi-employer pension plans	$5	$5	$15	$15

Schedule of Defined Benefit Plans Disclosures
The following table illustrates the components of net periodic pension benefits for our defined benefit pension and post-retirement benefit plans:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Service cost	$7	$7	$22	$23
Interest cost	13	17	39	50
Expected return on plan assets	(35)	(37)	(104)	(115)
Amortization of prior service credit	1	—	2	1
Recognized actuarial net loss	5	2	15	7
Net settlement, curtailment and special termination benefit loss	—	—	1	1
Net periodic pension benefit	$(9)	$(11)	$(25)	$(33)

Schedule of Multiemployer Plans
The pension and post-retirement expense and benefits were as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
(dollars in millions)	2020	2019	2020	2019
Service cost	$—	$4	$—	$13
Non-service pension benefit	—	(20)	(2)	(59)
Total net periodic benefit	$—	$(16)	$(2)	$(46)

Our participation in these plans for the annual periods ended December 31 is outlined in the table below. Unless otherwise noted, the most recent Pension Protection Act (“PPA”) zone status available in 2019 and 2018 is for the plan’s year-end at December 31, 2018, and December 31, 2017, respectively. The zone status is based on information that we received from the plan and is certified by the plan’s actuary. Our significant plan is in the green zone which represents a plan that is at least 80% funded and does not require a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”).

(dollars in millions)	EIN/ Pension Plan Number	Zone Status		FIP/ RP Status Pending/ Implemented	Contributions		Surcharge Imposed	Expiration Date of Collective- Bargaining Agreement
Pension Fund		2019	2018		2019	2018
Metal and technology industry pension plan	N/A	Green	Green	No	$6	$6	No	September 30, 2021
Other funds					14	15
					$20	$21

The amounts for pension and retirement expenses for the year ended December 31, 2019, 2018 and 2017 were as follows:

(dollars in millions)	2019	2018	2017
Service cost	$18	$22	$23
Non-service pension cost	(81)	(80)	(57)
	$(63)	$(58)	$(34)